Leasing Arrangements - Schedule of Future Estimated Minimum Lease Payments Under Non-cancelable Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Finance Leases, 2020 (remaining 3 months)	$ 22
Finance Leases, 2021	46	$ 84
Finance Leases, 2022	36	44
Finance Leases, 2023	36	36
Finance Leases, 2024	9	36
Finance Leases, Total minimum lease payments	149	209
Finance Leases, Less amount representing interest	17	34
Finance Leases, Present value of net minimum obligations	132	175
Obligations under finance leases, current portion	53	68		$ 45
Obligation under finance leases, less current portion	79	107		54
Operating Leases, 2020 (remaining 3 months)	26
Operating Leases, 2021	24	209
Operating Leases, 2022	12	11
Operating Leases, 2023	2
Operating Leases, 2024
Operating Leases, Total minimum lease payments	64	220
Operating Leases, Less amount representing interest	16	17
Operating Leases, Present value of net minimum obligations	48	203
Obligations under operating leases, current portion	38	193	$ 204
Obligations under operating leases, less current portion	10	$ 10	$ 188
2020 (remaining 3 months)	48
2021	70
2022	48
2023	38
2024	9
Total minimum lease payments	213
Less amount representing interest	33
Present value of net minimum obligations	180
Less current obligation under finance and operating leases	91
Long-term obligation under finance and operating leases	$ 89